Average Annual Total Returns - Thrivent International Allocation Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years
Total	3.99%	6.29%	4.45%	10.65%	8.93%	4.92%